Risk Assurance Liabilities	12 Months Ended
Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Risk Assurance Liabilities
11.	RISK ASSURANCE LIABILITIES
The movement of risk assurance liabilities during the years ended December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance at the beginning of the year	259,952,473	460,829,299	72,314,173
Fair value of risk assurance liabilities upon the inception of new loans	348,921,174	443,831,604	69,646,863
Performed risk assurance liabilities	(150,312,528)	(403,388,438)	(63,300,448)
Net loss on risk assurance liabilities	2,268,180	197,750,449	31,031,361

Balance at the end of the year	460,829,299	699,022,914	109,691,949

The maximum potential undiscounted future payment which the Company would be required to make under its risk assurance obligation is RMB14,540,230,427 and RMB31,335,737,264 (US$4,917,260,971) as of December 31, 2020 and 2021, respectively. The Company changed provisions of risk assurance with certain financial institution in 2021. The term of the risk assurance obligation ranges from 12 months to 60 months, as of December 31, 2020 and 2021.